Other Payables and Accrued Liabilities (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Supply Chain Service Provider [Member]
Other Payables and Accrued Liabilities [Line Items]
Advance and services	¥ 6.8	¥ 6.8
Advance refundable to a customer [Member]
Other Payables and Accrued Liabilities [Line Items]
Advance and services	¥ 2.2	¥ 2.2